SHARE CAPITAL (Details Narrative)																9 Months Ended
	Jun. 30, 2024 shares	Jun. 19, 2024 CAD ($) $ / shares shares	Jun. 14, 2024 CAD ($) $ / shares shares	Apr. 09, 2024 CAD ($) shares $ / shares	Apr. 08, 2024 CAD ($) $ / shares shares	Apr. 05, 2024 CAD ($) shares $ / shares	Mar. 14, 2024 USD ($) $ / shares shares	Mar. 05, 2024 shares	Feb. 05, 2024 shares	Jan. 16, 2024 shares	Jan. 10, 2024 shares	Jan. 04, 2024 CAD ($) $ / shares shares	Aug. 08, 2023 shares	Jul. 19, 2023 USD ($) $ / shares shares	Apr. 27, 2023 shares	Sep. 30, 2024 CAD ($) Integer $ / shares shares	Sep. 30, 2023 CAD ($)	Sep. 20, 2024 shares	Jul. 16, 2024 shares	May 27, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($)	Jul. 04, 2023 shares	Apr. 04, 2023 shares	Jan. 03, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares issued							116,666,667
Par value | $ / shares							$ 0.06							$ 1.50						$ 15.13
Compensation amount | $																$ 7,831,226	$ 3,018,565
Gross proceeds | $							$ 7,000,000.0							$ 2,600,000
Number of value issued																$ 63,478,612				$ 400,500	$ 59,367,042
Description of maximum term of options granted for share-based payment arrangement																may not exceed a term of five years.
Two directors [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares						$ 2.99						$ 2.99
Compensation amount | $						$ 53,568						$ 53,568
Vesting description													the RSUs will vest over one year.		the RSUs will vest over one year.
Number of stock options, granted													27,819		43,847
Five directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											410,000
Vesting description											the RSUs will vest over 4 months and a day.
Consultant [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares				$ 1.44
Compensation amount | $				$ 143,927
Vesting description								the RSUs will vest over 4 months and a day.	the RSUs will vest over 4 months and a day.
Number of stock options, granted				100,000				60,083	39,753	650,000
Number of stock options, cancelled	650,000
Consultant [member] | Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Vesting description										the RSUs will vest over 4 months and a day.
Number of stock options, granted										60,000
Consultant [member] | On the date [member]
IfrsStatementLineItems [Line Items]
Number of stock options, vested										150,000
Consultant [member] | Every month [member]
IfrsStatementLineItems [Line Items]
Number of stock options, vested										100,000
Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares		$ 0.96			$ 1.39
Compensation amount | $		$ 22,657			$ 1,645,287
Number of stock options, granted						1,180,000
Three directors [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares			$ 0.97
Compensation amount | $			$ 1,205,315
Four Directors [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, cancelled											565,000
Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														1,733,334		655,369				450,000
Subordinate voting shares [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																614,109
Subordinate voting shares [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						95						17,915										10,961	6,727	6,727
Subordinate voting shares [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				100,000
Subordinate voting shares [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		23,543			1,180,000														28,000
Subordinate voting shares [member] | Three directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,238,525
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							36,120
Post reverse split [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted													9		14
Post reverse split [member] | Five directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											127
Post reverse split [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted				5,882				19	12	201
Number of stock options, cancelled	201
Post reverse split [member] | Consultant [member] | Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted										19
Post reverse split [member] | Consultant [member] | On the date [member]
IfrsStatementLineItems [Line Items]
Number of stock options, vested										46
Post reverse split [member] | Consultant [member] | Every month [member]
IfrsStatementLineItems [Line Items]
Number of stock options, vested										31
Post reverse split [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted						69,412
Post reverse split [member] | Four Directors [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, cancelled											175
Post reverse split [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														537						26,471
Post reverse split [member] | Subordinate voting shares [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																36,124
Post reverse split [member] | Subordinate voting shares [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						6						6										3	2	2
Post reverse split [member] | Subordinate voting shares [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				5,882
Post reverse split [member] | Subordinate voting shares [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,385			69,412														1,647
Post reverse split [member] | Subordinate voting shares [member] | Three directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			72,854
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised																75,000
Number of voting rights | Integer																50
Number of shares issued																4,412
Number of shares outstanding																4,412
Preference shares [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		75,000
Preference shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised																4,412
Preference shares [member] | Post reverse split [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		4,412
Series A warrants [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																7,020,384
Series A warrants [member] | Post reverse split [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																412,964
Series B warrants [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																172,766
Exercise price | $ / shares																$ 1.3643
Series B warrants [member] | Subordinate voting shares one [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																5,299
Exercise price | $ / shares																$ 8.1782
Series B warrants [member] | Post reverse split [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																10,163